SECURITIES (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) Security Grade	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 615,709	$ 585,851
Unrealized gains		2,548	3,152
Unrealized losses		7,641	3,519
Fair value		610,616	585,484
OTTI recognized in accumulated other comprehensive loss		0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		286,522	272,152
Less Than Twelve Months, Unrealized Losses		5,739	1,744
Twelve Months or More, Fair Value		68,405	55,638
Twelve Months or More, Unrealized Losses		1,902	1,775
Total, Fair value		354,927	327,790
Total, Unrealized Losses		7,641	3,519
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
OTTI changes recorded in earnings		0	0	$ 9
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Balance at beginning of period		1,844	1,844	1,835
Additions to credit losses on securities for which no previous OTTI was recognized		0	0	0
Increases to credit losses on securities for which OTTI was previously recognized		0	0	9
Balance at end of period		1,844	1,844	1,844
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis, Fiscal Year Maturity [Abstract]
Maturing within one year		18,728
Maturing after one year but within five years		102,330
Maturing after five years but within ten years		79,798
Maturing after ten years		64,137
Available-for-sale securities, debt maturities, amortized cost basis		264,993
U.S. agency residential mortgage-backed		156,053
U.S. agency commercial mortgage-backed		12,799
Private label residential mortgage-backed		35,035
Other asset backed		146,829
Total		615,709
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Maturing within one year		18,751
Maturing after one year but within five years		101,846
Maturing after five years but within ten years		78,140
Maturing after ten years		61,522
Total available-for-sale securities fair value		260,259
U.S. agency residential mortgage backed		156,289
U.S. agency commercial mortgage-backed		12,632
Private label residential mortgage-backed		34,727
Other asset backed		146,709
Total		610,616
Gain and losses realized on sale of securities available for sale [Abstract]
Proceeds		64,103	12,037	14,633
Realized gains	[1]	354	75	329
Losses	[2]	53	0	0
Realized gain related to U.S. Treasury short position				300
Credit Related OTTI Recognized in Earnings				10
Trading Securities, Realized Gain (Loss)		260	(60)	(300)
Securities Disclosures [Abstract]
Pledged securities with book value		$ 2,400	1,100
Shareholder equity threshold not exceeded by revenue or taxing authority amount		10.00%
U.S. Agency [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 28,909	47,283
Unrealized gains		159	309
Unrealized losses		80	80
Fair value		28,988	47,512
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		4,179	12,164
Less Than Twelve Months, Unrealized Losses		41	47
Twelve Months or More, Fair Value		8,217	6,746
Twelve Months or More, Unrealized Losses		39	33
Total, Fair value		12,396	18,910
Total, Unrealized Losses		$ 80	80
Number of securities with market fair value less than amortized cost | Security		25
U.S. Agency Residential Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 156,053	195,055
Unrealized gains		1,173	1,584
Unrealized losses		937	583
Fair value		156,289	196,056
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		62,524	57,538
Less Than Twelve Months, Unrealized Losses		732	316
Twelve Months or More, Fair Value		20,857	23,340
Twelve Months or More, Unrealized Losses		205	267
Total, Fair value		83,381	80,878
Total, Unrealized Losses		$ 937	583
Number of securities with market fair value less than amortized cost | Security		118
U.S. Agency Commercial Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 12,799	34,017
Unrealized gains		28	94
Unrealized losses		195	83
Fair value		12,632	34,028
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		6,079	16,747
Less Than Twelve Months, Unrealized Losses		194	60
Twelve Months or More, Fair Value		143	2,247
Twelve Months or More, Unrealized Losses		1	23
Total, Fair value		6,222	18,994
Total, Unrealized Losses		$ 195	83
Number of securities with market fair value less than amortized cost | Security		9
Private Label Mortgage-Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 35,035	5,061
Unrealized gains		216	161
Unrealized losses		524	319
Fair value		34,727	4,903
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		20,545	0
Less Than Twelve Months, Unrealized Losses		281	0
Twelve Months or More, Fair Value		1,413	3,393
Twelve Months or More, Unrealized Losses		243	319
Total, Fair value		21,958	3,393
Total, Unrealized Losses		$ 524	319
Number of securities with market fair value less than amortized cost | Security		34
Number of securities purchased prior to 2016 | Security		4
Number of bonds with impairment in excess of ten percent | Security		2
Percentage of excess impairment on securities		10.00%
Number of securities with impairment for more than 12 months | Security		4
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value		$ 2,396
Amortized cost		2,213
Non-credit unrealized loss		0
Unrealized gain		183
Cumulative credit related OTTI		1,594
OTTI changes recorded in earnings		$ 0	0	9
Number of private label mortgage backed securities complete recovery of cost basis | Security		4
Number of private label mortgage backed securities currently with OTTI unrealized gains | Security		3
Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value		$ 1,226
Amortized cost		1,184
Non-credit unrealized loss		0
Unrealized gain		42
Cumulative credit related OTTI		757
OTTI changes recorded in earnings		0	0	9
Super Senior Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value		1,096
Amortized cost		1,029
Non-credit unrealized loss		0
Unrealized gain		67
Cumulative credit related OTTI		457
OTTI changes recorded in earnings		0	0	0
Senior Support Security [Member]
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
Fair value		74
Amortized cost		0
Non-credit unrealized loss		0
Unrealized gain		74
Cumulative credit related OTTI		380
OTTI changes recorded in earnings		0	0	0
Other Asset Backed [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		146,829	117,431
Unrealized gains		271	54
Unrealized losses		391	581
Fair value		146,709	116,904
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		52,958	102,660
Less Than Twelve Months, Unrealized Losses		172	434
Twelve Months or More, Fair Value		17,763	5,189
Twelve Months or More, Unrealized Losses		219	147
Total, Fair value		70,721	107,849
Total, Unrealized Losses		$ 391	581
Number of securities with market fair value less than amortized cost | Security		111
Obligations of States and Political Subdivisions [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 175,180	145,193
Unrealized gains		478	941
Unrealized losses		4,759	1,150
Fair value		170,899	144,984
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		113,078	52,493
Less Than Twelve Months, Unrealized Losses		4,014	597
Twelve Months or More, Fair Value		14,623	12,240
Twelve Months or More, Unrealized Losses		745	553
Total, Fair value		127,701	64,733
Total, Unrealized Losses		$ 4,759	1,150
Number of securities with market fair value less than amortized cost | Security		329
Number of bonds with impairment in excess of ten percent | Security		51
Percentage of excess impairment on securities		10.00%
Corporate [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 56,356	38,895
Unrealized gains		223	9
Unrealized losses		399	290
Fair value		56,180	38,614
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		25,546	30,550
Less Than Twelve Months, Unrealized Losses		292	290
Twelve Months or More, Fair Value		2,810	0
Twelve Months or More, Unrealized Losses		107	0
Total, Fair value		28,356	30,550
Total, Unrealized Losses		$ 399	290
Number of securities with market fair value less than amortized cost | Security		30
Trust Preferred [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		$ 2,922	2,916
Unrealized gains		0	0
Unrealized losses		343	433
Fair value		2,579	2,483
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		0	0
Less Than Twelve Months, Unrealized Losses		0	0
Twelve Months or More, Fair Value		2,579	2,483
Twelve Months or More, Unrealized Losses		343	433
Total, Fair value		2,579	2,483
Total, Unrealized Losses		$ 343	433
Number of securities with market fair value less than amortized cost | Security		3
Number of issues rated as investment grade | Grade		1
Number of securities rated below investment grade | Security		1
Number of major credit rating agencies rating securities with fair value less than amortized cost | Grade		2
Number of securities not rated | Security		1
Non-rated securities, amortized cost		$ 1,000
Fair value of non-rated trust preferred securities		800
Rated Issues [Member]
Trust preferred securities [Abstract]
Fair Value		1,800	1,690
Net Unrealized Loss		(123)	(226)
Unrated Issues [Member]
Trust preferred securities [Abstract]
Fair Value		779	793
Net Unrealized Loss		(220)	(207)
Foreign Government [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Amortized cost		1,626
Unrealized gains		0
Unrealized losses		13
Fair value		1,613
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less Than Twelve Months, Fair Value		1,613
Less Than Twelve Months, Unrealized Losses		13
Twelve Months or More, Fair Value		0
Twelve Months or More, Unrealized Losses		0
Total, Fair value		1,613
Total, Unrealized Losses		$ 13
Number of securities with market fair value less than amortized cost | Security		1
Private Label Mortgage Backed Securities Below Investment Grade [Abstract]
OTTI changes recorded in earnings		$ 0	$ 0	$ 10

[1]	Gains in 2014 exclude $0.3 million of realized gain related to a U.S. Treasury short position.
[2]	Losses in 2014 exclude $0.01 million of credit related OTTI recognized in earnings.